Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000218632 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class R6
Trading Symbol	JABUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 154,211,965
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218631 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class I
Trading Symbol	JABTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 154,211,965
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218634 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class C
Trading Symbol	JABOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$96	1.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%
Net Assets	$ 154,211,965
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218633 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class A
Trading Symbol	JABWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Net Assets	$ 154,211,965
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008940 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class 1
Trading Symbol	JIGDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 154,211,965
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,211,965
Total number of portfolio holdings	1,350
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	37.1%
U.S. Government Agency	17.9%
Corporate bonds	14.5%
Convertible bonds	8.0%
U.S. Government	7.2%
Asset-backed securities	3.3%
Preferred securities	2.4%
Term loans	2.4%
Collateralized mortgage obligations – Commercial and residential	2.3%
Collateralized mortgage obligations – U.S. Government Agency	1.5%
Exchange-traded funds	0.1%
Short-term investments	3.3%

Country Composition
United States	55.5%
Norway	5.0%
Colombia	4.2%
Brazil	4.0%
New Zealand	3.4%
Australia	3.1%
Czech Republic	2.9%
South Korea	2.9%
Japan	2.8%
India	2.5%
Other countries	13.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085587 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	JIPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 2,278,768,711
Holdings Count | Holding	513
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085588 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	JIPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$89	1.76%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
Net Assets	$ 2,278,768,711
Holdings Count | Holding	513
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085589 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	JIPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 2,278,768,711
Holdings Count | Holding	513
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000027206 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class NAV
Trading Symbol	JHSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 2,278,768,711
Holdings Count | Holding	513
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113502 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R2
Trading Symbol	JIPPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Net Assets	$ 2,278,768,711
Holdings Count | Holding	513
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106458 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JIPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 2,278,768,711
Holdings Count | Holding	513
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,278,768,711
Total number of portfolio holdings	513
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.1%
Foreign government obligations	18.8%
Term loans	9.8%
Preferred securities	6.0%
U.S. Government Agency	5.2%
Collateralized mortgage obligations – Commercial and residential	3.0%
U.S. Government	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.4%
Convertible bonds	1.8%
Short-term investments and other	2.4%

Net Currency
Exposure
United States Dollar	78.0%
Euro	4.6%
Australian Dollar	4.3%
New Zealand Dollar	2.7%
Philippine Peso	1.8%
Canadian Dollar	1.6%
Brazilian Real	1.5%
Indian Rupee	1.5%
Indonesian Rupiah	1.1%
South Korean Won	1.1%
Other Currencies	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106468 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$50	0.89%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%
Net Assets	$ 153,396,467
Holdings Count | Holding	174
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

C000047776 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class NAV
Trading Symbol	JEVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$50	0.89%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%
Net Assets	$ 153,396,467
Holdings Count | Holding	174
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

C000099351 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$56	1.00%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
Net Assets	$ 153,396,467
Holdings Count | Holding	174
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

C000099350 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$112	2.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.00%
Net Assets	$ 153,396,467
Holdings Count | Holding	174
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

C000099349 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$73	1.30%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%
Net Assets	$ 153,396,467
Holdings Count | Holding	174
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,396,467
Total number of portfolio holdings	174
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

Sector Composition
Information technology	21.4%
Financials	18.4%
Consumer discretionary	15.4%
Communication services	13.0%
Industrials	8.0%
Materials	7.5%
Health care	5.2%
Consumer staples	4.1%
Energy	1.3%
Utilities	0.2%
Short-term investments and other	5.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.8%
Samsung Electronics Company, Ltd.	4.7%
Millicom International Cellular SA	4.5%
Credicorp, Ltd.	4.0%
FirstRand, Ltd.	3.0%
America Movil SAB de CV, Series B	3.0%
Rede D'Or Sao Luiz SA	2.1%
The Saudi National Bank	2.1%
StarPower Semiconductor, Ltd., Class A	1.9%
Jason Furniture Hangzhou Company, Ltd., Class A	1.9%

C000056650 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class 1
Trading Symbol	JFIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 916,606,241
Holdings Count | Holding	457
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056647 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	JFIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Net Assets	$ 916,606,241
Holdings Count | Holding	457
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056649 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	JFIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$87	1.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.77%
Net Assets	$ 916,606,241
Holdings Count | Holding	457
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056651 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class I
Trading Symbol	JFIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 916,606,241
Holdings Count | Holding	457
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056652 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class NAV
Trading Symbol	JFIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 916,606,241
Holdings Count | Holding	457
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106469 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	JFIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 916,606,241
Holdings Count | Holding	457
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$916,606,241
Total number of portfolio holdings	457
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.0%
Corporate bonds	5.8%
Asset-backed securities	5.7%
Exchange-traded funds	1.5%
Common stocks	1.3%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153967 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	JEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 1,482,422,544
Holdings Count | Holding	221
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082348 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 1,482,422,544
Holdings Count | Holding	221
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082347 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	JMKIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 1,482,422,544
Holdings Count | Holding	221
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000145673 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	JMKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$95	1.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.86%
Net Assets	$ 1,482,422,544
Holdings Count | Holding	221
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082346 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	JMKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Net Assets	$ 1,482,422,544
Holdings Count | Holding	221
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,482,422,544
Total number of portfolio holdings	221
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.4%
Corporate bonds	41.9%
Private sector	23.0%
Quasi-sovereign	18.9%
U.S. Government and Agency obligations	4.1%
Escrow certificates	0.1%
Short-term investments and other	5.5%
Country Composition
United States	10.0%
Saudi Arabia	6.9%
Mexico	6.6%
Turkey	5.3%
Brazil	4.4%
Argentina	4.1%
Colombia	4.1%
Peru	4.0%
India	3.9%
Indonesia	3.5%
Other countries	47.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000140586 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class A
Trading Symbol	JIAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 114,832,688
Holdings Count | Holding	767
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140587 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class C
Trading Symbol	JIAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 114,832,688
Holdings Count | Holding	767
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140588 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class I
Trading Symbol	JIAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 114,832,688
Holdings Count | Holding	767
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000219602 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 114,832,688
Holdings Count | Holding	767
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140589 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class R6
Trading Symbol	JIASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 114,832,688
Holdings Count | Holding	767
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,832,688
Total number of portfolio holdings	767
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Common stocks	31.6%
Preferred securities	3.1%
Term loans	1.3%
Mandatory exchangeable notes	0.9%
Foreign government obligations	0.6%
Asset-backed securities	0.3%
Capital preferred securities	0.2%
U.S. Government Agency	0.2%
Short-term investments and other	7.1%

Country Composition
United States	68.1%
Canada	5.9%
United Kingdom	3.1%
Japan	2.7%
Luxembourg	2.2%
Switzerland	1.9%
Hong Kong	1.8%
France	1.4%
India	1.2%
Singapore	1.1%
Other countries	10.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.